Condensed financial information of the parent company - PARENT COMPANY BALANCE SHEETS (Parenthetical) (Details) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended
	Apr. 20, 2020	Aug. 31, 2019	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2022	Nov. 23, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1.00
Ordinary shares, authorized	Unlimited	Unlimited	Unlimited	Unlimited
Ordinary shares, issued	10,000,000		20,319,276	20,319,276	20,319,276	50,000
Ordinary shares, outstanding	10,000,000		20,319,276	20,319,276	20,319,276
Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0	$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			17,298,307	17,298,307	17,298,307
Ordinary shares, outstanding			17,298,307	17,298,307	17,298,307
Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0	$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			3,020,969	3,020,969	3,020,969
Ordinary shares, outstanding			3,020,969	3,020,969	3,020,969
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0	$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			20,319,276	20,319,276	20,319,276
Ordinary shares, outstanding			20,319,276	20,319,276	20,319,276
Parent Company [Member] | Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0	$ 0	$ 0
Ordinary shares, authorized					Unlimited
Ordinary shares, issued			17,298,307	17,298,307	17,298,307
Ordinary shares, outstanding			17,298,307	17,298,307	17,298,307
Parent Company [Member] | Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0	$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			3,020,969	3,020,969	3,020,969
Ordinary shares, outstanding			3,020,969	3,020,969	3,020,969